Provisions and Contingencies - Additional information (Detail) R$ in Thousands		12 Months Ended
	May 15, 2019 BRL (R$)	Dec. 31, 2020 BRL (R$) claim	Dec. 31, 2019 BRL (R$) claim	Dec. 01, 2020 BRL (R$)	Dec. 01, 2019 BRL (R$)	Dec. 01, 2017 BRL (R$)	Nov. 22, 2017 BRL (R$)	Sep. 06, 2017 BRL (R$)
Disclosure of collateral and contractual commitments [line items]
Escrow deposits made under preliminary injunction		R$ 523,136	R$ 515,825
Profit or loss on provision		746,962	338,110
Provisions for lawsuits and administrative proceedings		57,772	85,855
Provisions for labor litigation filed by former employees		90,675	98,010
Possible contingency		3,236,982	2,840,086
Contingent liabilities for tax matters and social security		2,419,000	2,028,159
IPIContingency		176,390	173,738
Legal Proceedings Related To Icms		958,134	836,822
ICMS credits		300,707	319,849
Reversal of ICMS credits		92,687	126,772
Reversal of alleged non-payment		98,157	92,567
Reversal of inventory differences		269,581	172,736
Reversal of conditioned fruition of fiscal incentive		119,894	117,753
Offset claims and credit dis-allowances		709,338	699,360
Amortization of goodwill paid on acquisition of subsidiary		212,350	208,449
Contingent liabilities for civil, environmental and regulatory claims		R$ 561,713	R$ 549,664
Number of lawsuits for civil, environmental and regulatory claims | claim		2,840	3,109
Penalty on Ultragaz		R$ 33,895	R$ 33,603
Contingent liabilities not recognized to lawsuits		4,428	11,403
Contingent liabilities for labor matters		R$ 256,269	R$ 262,263
Number of lawsuits for labor matters | claim		1,306	1,649
Compensation suit against damages	R$ 67,539
Fisheries management project [member]
Disclosure of collateral and contractual commitments [line items]
Compensation amount paid		R$ 13,000
Subsidiary IPP [member]
Disclosure of collateral and contractual commitments [line items]
Provisions for lawsuits and administrative proceedings		27,995
Penalty on administrative proceedings		R$ 40,693
Bottom of range [member]
Disclosure of collateral and contractual commitments [line items]
Percentage of possible loss contingency		25.00%
Top of range [member]
Disclosure of collateral and contractual commitments [line items]
Percentage of possible loss contingency		50.00%
Cia. Ultragaz and Bahiana [member]
Disclosure of collateral and contractual commitments [line items]
Liability provisions							R$ 95,987	R$ 2,154
Three employees and one former employee [member]
Disclosure of collateral and contractual commitments [line items]
Liability provisions							R$ 1,100
Two former employees, each [member]
Disclosure of collateral and contractual commitments [line items]
Liability provisions								R$ 50
Chevron and subsidiary IPP [member]
Disclosure of collateral and contractual commitments [line items]
Liability provisions		R$ 101,663	R$ 5,423	R$ 102,777	R$ 188,073	R$ 198,900
PIS and COFINS [member]
Disclosure of collateral and contractual commitments [line items]
Profit or loss on provision		R$ 215,365	R$ 141,618